Purchase Consideration for Acquiring Equity Interest in CYSD and ZBXT (Parenthetical) (Detail) (Managed Network Entities)	Dec. 31, 2012	Dec. 31, 2012 CNY	Sep. 30, 2010 CNY
Business Acquisition [Line Items]
Business acquisition, cash consideration			50,000,000
Business acquisition, options issued to acquire ordinary shares		25,000,000
Business acquisition, exercise price of options issued	8.61	8.61